AOCI Rollforward (Details) - Orbitz - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Accumulated Other Comprehensive Income Loss [Roll Forward]
Accumulated other comprehensive income/(loss), net of tax			$ 9,666
Other comprehensive income/(loss) before reclassifications	$ (4,120)	$ (5,239)	3,079	$ (8,793)	$ 6,650
Accumulated other comprehensive income/(loss), net of tax	12,745		12,745		9,666
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income Loss [Roll Forward]
Accumulated other comprehensive income/(loss), net of tax	16,865	(538)	9,666	3,016	3,016
Other comprehensive income/(loss) before reclassifications		(5,239)		(8,793)
Other comprehensive income/(loss), net of tax	(4,120)	(5,239)	3,079	(8,793)
Accumulated other comprehensive income/(loss), net of tax	$ 12,745	$ (5,777)	$ 12,745	$ (5,777)	$ 9,666